Shareholder Report, Average Annual Return (Details)	8 Months Ended
Jun. 30, 2024
C000246461
Average Annual Return [Line Items]
Line Graph and Table Measure Name	GMO U.S. Quality ETF at NAV
Average Annual Return, Percent	23.29%
Without Sales Load [Member] | C000246461
Average Annual Return [Line Items]
Average Annual Return, Percent	24.62%
GMO Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	24.97%